Bonds	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Bonds
19	BONDS
As of December 31, this item includes:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
GyM Ferrovías S.A. (a)	611,660	618,497	13,422	15,742	598,238	602,755
Norvial S.A. (b)	325,382	305,545	25,745	28,995	299,637	276,550

	937,042	924,042	39,167	44,737	897,875	879,305

a)	GyM Ferrovias S.A.
In February 2015, the subsidiary GyM Ferrovías S.A. issue corporate bonds under Regulation S of the United States of America. The issuance was made in VAC soles (adjusted for the Constant Update Value) for an amount of S/629 million. The bonds expire in November 2039 and accrue interest at a rate of 4.75% (plus the VAC adjustment), present a risk rating of AA + (local scale) granted by Support & International Associates Risk Classifier. As of December 31, 2019, an accumulated amortization amounting to S/79 million (S/67.7 million as of December 31, 2018) has been made.
As of December 31, 2019, the balance includes accrued interest payable and VAC adjustments for S/86.8 million (S/72 million as of December 31, 2018).
As of December 31, 2017, 2018 and 2019, the movement of this account is as follows:

	2017	2018	2019
Balance at January, 1	604,031	603,657	611,660
Amortization	(19,141)	(10,178)	(11,330)
Accrued interest	49,132	48,130	48,253
Interest paid	(30,365)	(29,949)	(30,086)

Balance at December, 31	603,657	611,660	618,497

As part of the bond structuring process, GyM Ferrovías S.A. pledged to report and verify compliance with the following, measured according to their individual financial statements (covenants):

•	Debt service coverage ratio not less than 1.2 times;

•	Maintain a minimum balance in the trust equal to one-quarter of operating and maintenance costs (including VAT);

•	Maintain a constant balance in the minimum trust equal to the following two coupons according to the bond schedule.
On August 23, 2017, GyM Ferrovias S.A. and Line One CPAO Purchaser LLC signed the purchase-sale contract and assignment of collection rights for the “Annual Payment for Complementary Investment (PAO Complementary)” derived from the Concession Contract for an amount equivalent to US$316 million. The last payment for the sale of the CPAO was mad on December 10, 2019.
On August 23, 2017, GyM Ferrovias S.A. as Borrower, Mizuho Bank, Ltd., and Sumitomo Mitsui Banking Corporation as Lenders and Mizuho Bank, Ltd. as Administrative Agent signed a Working Capital loan agreement for an amount equivalent to US$80 million to partially finance the Lima Metro Line 1 Expansion Project. In May 2019, the Working Capital loan was fully prepaid and the Working Capital Loan Agreement terminated. (As of December 31, 2018, the account payable amounted to US$62 million).

b)	Norvial S.A.
Between 2015 and 2016, the subsidiary, Norvial S.A., issued the First Corporate Bond Program on the Lima Stock Exchange for S/365 million. The rating companies Equilibrium Risk and Apoyo & Asociados Internacionales gave the rating of AA to this debt instrument.
The purpose of the awarded funds was to finance the construction works of the Second Stage of the Road Network No. 5 and the financing of the VAT linked to the execution of the expenses of the Project.
As of December 31, 2017, 2018, and 2019, the movement in this account is as follows:

	2017	2018	2019
Balance at January, 1	363,684	343,910	325,382
Amortization	(20,010)	(18,736)	(20,005)
Accrued interest	2,987	24,170	23,482
Capitalized interest	26,011	3,361	2,725
Interest paid	(28,762)	(27,323)	(26,039)

Balance at December, 31	343,910	325,382	305,545

As part of the bond structuring process, Norvial S.A. undertook to periodically report and verify compliance with the following covenants:

•	Debt service coverage ratio not less than 1.3 times;
•	Proforma leverage ratio less than 4 times.
The fair value of both obligations at December 31, 2019 amounts to S/1,014 million (at December 31, 2018, amounts to S/1,037 million), and is based on discounted cash flows using rates between 4.32% and 7.59% (between 4.09% and 5.45% at December 31, 2018) corresponding to level 2 of the fair value hierarchy.
As of December 31, 2018, and 2019, the Company has complied with the covenants of both types of bonds.